Loans and allowance for credit losses	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Loans by geography and portfolio net of allowance

	As at October 31, 2023

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$397,605	$33,683	$3,213	$434,501	$(481)	$434,020
Personal	79,705	15,751	3,278	98,734	(1,145)	97,589
Credit cards (3)	22,140	624	271	23,035	(1,013)	22,022
Small business (4)	13,681	–	–	13,681	(180)	13,501
Wholesale (2), (5)	121,762	119,067	46,997	287,826	(2,185)	285,641
Total loans	$634,893	$169,125	$53,759	$857,777	$(5,004)	$852,773
Undrawn loan commitments – Retail	277,863	5,054	3,173	286,090	(152)
Undrawn loan commitments – Wholesale	128,967	247,881	84,633	461,481	(136)

	As at October 31, 2022

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$383,797	$31,956	$3,043	$418,796	$(432)	$418,364
Personal	79,422	14,888	3,399	97,709	(856)	96,853
Credit cards (3)	19,778	558	241	20,577	(849)	19,728
Small business (4)	12,669	–	–	12,669	(181)	12,488
Wholesale (2), (5)	108,916	114,795	50,256	273,967	(1,435)	272,532
Total loans	$604,582	$162,197	$56,939	$823,718	$(3,753)	$819,965
Undrawn loan commitments – Retail	258,115	4,630	2,212	264,957	(243)
Undrawn loan commitments – Wholesale	118,928	225,113	81,194	425,235	(135)

(1)	Excludes allowance for loans measured at FVOCI of $6 million (October 31, 2022 – $5 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.
Loans maturity and rate sensitivity

	As at October 31, 2023
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$276,720	$249,210	$44,021	$569,951	$183,604	$378,656	$7,691	$569,951
Wholesale	236,126	39,358	12,342	287,826	53,655	232,024	2,147	287,826
Total loans	$512,846	$288,568	$56,363	$857,777	$237,259	$610,680	$9,838	$857,777
Allowance for loan losses				(5,004)				(5,004)
Total loans net of allowance for loan losses				$852,773				$852,773

	As at October 31, 2022
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$277,302	$226,793	$45,656	$549,751	$199,414	$342,087	$8,250	$549,751
Wholesale	226,813	35,802	11,352	273,967	46,660	225,123	2,184	273,967
Total loans	$504,115	$262,595	$57,008	$823,718	$246,074	$567,210	$10,434	$823,718
Allowance for loan losses				(3,753)				(3,753)
Total loans net of allowance for loan losses				$819,965				$819,965

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Allowance for credit losses

	For the year ended
	October 31, 2023					October 31, 2022

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$74	$(17)	$(8)	$481	$416	$27	$(24)	$13	$432
Personal	1,043	593	(404)	(4)	1,228	1,079	211	(248)	1	1,043
Credit cards	893	636	(460)	–	1,069	875	348	(332)	2	893
Small business	194	43	(39)	(4)	194	177	31	(23)	9	194
Wholesale	1,574	1,145	(293)	(100)	2,326	1,797	(90)	(136)	3	1,574
Customers’ liability under acceptances	45	5	–	–	50	75	(30)	–	–	45
	$4,181	$2,496	$(1,213)	$(116)	$5,348	$4,419	$497	$(763)	$28	$4,181
Presented as:
Allowance for loan losses	$3,753				$5,004	$4,089				$3,753
Other liabilities – Provisions	378				288	241				378
Customers’ liability under acceptances	45				50	75				45
Other components of equity	5				6	14				5

(1)	Loans written-off are generally subject to continued collection efforts for a period of time following write-off. The contractual amount outstanding on loans written-off during the year ended October 31, 2023 that are no longer subject to enforcement activity was $139 million (October 31, 2022 – $53 million).
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Model changes	–	–	–	–	(21)	10	–	(11)
Transfers to stage 1	95	(95)	–	–	113	(98)	(15)	–
Transfers to stage 2	(26)	38	(12)	–	(14)	23	(9)	–
Transfers to stage 3	(2)	(13)	15	–	(2)	(25)	27	–
Originations	89	–	–	89	159	–	–	159
Maturities	(17)	(9)	–	(26)	(23)	(9)	–	(32)
Changes in risk, parameters and exposures	(152)	103	60	11	(167)	68	10	(89)
Write-offs	–	–	(30)	(30)	–	–	(38)	(38)
Recoveries	–	–	13	13	–	–	14	14
Exchange rate and other	1	1	(10)	(8)	4	4	5	13
Balance at end of period	$223	$90	$168	$481	$235	$65	$132	$432

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Model changes	–	–	–	–	(3)	–	–	(3)
Transfers to stage 1	696	(695)	(1)	–	609	(607)	(2)	–
Transfers to stage 2	(88)	90	(2)	–	(120)	121	(1)	–
Transfers to stage 3	(1)	(57)	58	–	(2)	(47)	49	–
Originations	103	–	–	103	106	–	–	106
Maturities	(45)	(112)	–	(157)	(70)	(99)	–	(169)
Changes in risk, parameters and exposures	(671)	906	412	647	(660)	724	213	277
Write-offs	–	–	(518)	(518)	–	–	(374)	(374)
Recoveries	–	–	114	114	–	–	126	126
Exchange rate and other	1	–	(5)	(4)	3	–	(2)	1
Balance at end of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Model changes	–	–	–	–	(2)	–	–	(2)
Transfers to stage 1	539	(539)	–	–	495	(495)	–	–
Transfers to stage 2	(101)	101	–	–	(95)	95	–	–
Transfers to stage 3	(2)	(394)	396	–	(2)	(325)	327	–
Originations	13	–	–	13	10	–	–	10
Maturities	(6)	(33)	–	(39)	(5)	(29)	–	(34)
Changes in risk, parameters and exposures	(417)	1,015	64	662	(458)	826	6	374
Write-offs	–	–	(650)	(650)	–	–	(503)	(503)
Recoveries	–	–	190	190	–	–	171	171
Exchange rate and other	–	–	–	–	1	2	(1)	2
Balance at end of period	$203	$866	$–	$1,069	$177	$716	$–	$893

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	39	(39)	–	–	27	(27)	–	–
Transfers to stage 2	(14)	14	–	–	(17)	17	–	–
Transfers to stage 3	(1)	(10)	11	–	(1)	(4)	5	–
Originations	36	–	–	36	32	–	–	32
Maturities	(18)	(21)	–	(39)	(22)	(24)	–	(46)
Changes in risk, parameters and exposures	(48)	44	50	46	(43)	50	38	45
Write-offs	–	–	(50)	(50)	–	–	(32)	(32)
Recoveries	–	–	11	11	–	–	9	9
Exchange rate and other	3	5	(12)	(4)	9	6	(6)	9
Balance at end of period	$70	$66	$58	$194	$73	$73	$48	$194

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Model changes	–	–	–	–	(14)	(3)	–	(17)
Transfers to stage 1	216	(215)	(1)	–	415	(411)	(4)	–
Transfers to stage 2	(87)	89	(2)	–	(78)	80	(2)	–
Transfers to stage 3	(10)	(60)	70	–	(3)	(62)	65	–
Originations	651	–	–	651	641	–	–	641
Maturities	(448)	(270)	–	(718)	(439)	(345)	–	(784)
Changes in risk, parameters and exposures	(153)	647	718	1,212	(504)	503	71	70
Write-offs	–	–	(324)	(324)	–	–	(202)	(202)
Recoveries	–	–	31	31	–	–	66	66
Exchange rate and other	8	9	(117)	(100)	13	29	(39)	3
Balance at end of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574
Key inputs and assumptions
The measurement of expected credit losses is a complex calculation that involves a significant number of interrelated inputs and assumptions and the allowance is not sensitive to any one single factor. The key drivers of changes in expected credit losses include the following:
•	Changes in the credit quality of the borrower or instrument, primarily reflected in changes in internal risk ratings;
•
Changes in forward-looking macroeconomic conditions, specifically the macroeconomic variables to which our models are calibrated, which are those most closely correlated with credit losses in the relevant portfolio;

•	Changes in scenario design and the weight assigned to each scenario; and
•	Transfers between stages, which can be triggered by changes to any of the above inputs.
To reflect relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining the measurement of our weighted allowance for credit losses. The measurement of expected credit losses, including scenario design and weightings, determining significant increases in credit risk since origination and application of expert credit judgment, is overseen by a senior management committee that includes representation from Finance, Group Risk Management and Economics.
Internal risk ratings
Internal risk ratings are assigned according to the risk management framework outlined under the headings Wholesale credit risk and Retail credit risk of the Credit risk section of Management’s Discussion and Analysis. Changes in internal risk ratings are primarily reflected in the PD parameters, which are estimated based on our historical loss experience at the relevant risk segment or risk rating level, adjusted for forward-looking information.
Scenario design and weightings
Our estimation of expected credit losses in Stage 1 and Stage 2 considers five distinct future macroeconomic scenarios. Scenarios are designed to capture a wide range of possible outcomes and are weighted according to our expectation of the relative likelihood of the range of outcomes that each scenario represents at the reporting date. We weight each scenario to take into account historical frequency, current trends, and forward-looking conditions which will change over time. Scenario weightings take into consideration the extent to which the base case scenario includes both favourable and unfavourable economic expectations, and upside and downside risks to the base scenario materializing in the future. The base case scenario is based on forecasts of the expected rate, value or yield for each relevant macroeconomic variable. The upside and downside scenarios are set by adjusting our base projections to construct reasonably possible scenarios and weightings that are more optimistic and pessimistic, respectively, than the base case. Two additional downside scenarios capture the non-linear nature of potential credit losses across our portfolios. When the economy is at or near equilibrium, the severity of the downside scenario generally reflects an adverse event typical for a business cycle and both the non-linear downside scenarios reflect an outcome that is materially more adverse than the downside scenario.
The impact of each of our five scenarios varies across our portfolios given the portfolios have different sensitivities to movements in each macroeconomic variable. Our scenario weights are unchanged relative to October 31, 2022 to reflect continued uncertainty and downside risks that may drive recession outcomes that are more severe than contemplated in our base scenario.
The impact of weighting these multiple scenarios increased our ACL on performing loans, relative to our base scenario, by $868 million at October 31, 2023 (October 31, 2022 – $738 million).
Forward looking macroeconomic variables
The PD, LGD and EAD inputs used to estimate Stage 1 and Stage 2 credit loss allowances are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio. Each macroeconomic scenario used in our expected credit loss calculation includes a projection of all relevant macroeconomic variables used in our models for a five year horizon, reverting to long-run averages generally within the 2 to 5 year period. Depending on their usage in the models, macroeconomic variables are projected at a country, province/state or more granular level. These include one or more of the variables described below, which differ by portfolio and region.
Our allowance for credit losses reflects our economic outlook as at October 31, 2023. Subsequent changes to this forecast and related estimates will be reflected in our allowance for credit losses in future periods.
Our base scenario reflects rising unemployment rates, high central bank policy interest rates and elevated but declining inflation, which result in mild recessions in Canada in the second half of calendar 2023 and the U.S. in the first half of calendar 2024. Expectations are that there will be no further increases in central bank interest rates in Canada and the U.S. Our base scenario also reflects commercial real estate price declines in the near term.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q1 2024 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q4 2023 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period. The possibility of a deeper recession and a more prolonged recovery as compared to our base scenario, including further monetary policy responses to elevated inflation rates which may increase credit risk, is reflected in our general downside scenario.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.

Note 5 Loans and allowance for credit losses (continued)

The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Gross Domestic Product (GDP)
– In our base forecast, we expect Canadian GDP to continuously grow in calendar Q1 2024 and thereafter, while U.S. GDP growth is expected to experience a mild recession during the first half of calendar 2024 followed by continuous growth. GDP in calendar Q4 2024 is expected to be 1.6% and 0.1% above Q4 2023 levels in Canada and the U.S., respectively.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $81 per barrel over the next 12 months from calendar Q4 2023 and $67 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $28 to $103 per barrel for the next 12 months and $43 to $74 per barrel for the following 2 to 5 years. As at October 31, 2022, our base forecast included an average price of $88 per barrel for the next 12 months and $72 per barrel for the following 2 to 5 years.

•
Canadian housing price
index
– In our base forecast, we expect housing prices to increase by 1.6% over the next 12 months from calendar Q4 2023, with a compound annual growth rate of 5.0% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2022 our base forecast included housing price contraction of (1.0)% from calendar Q4 2022 for the next 12 months and housing price growth of 5.2% for the following 2 to 5 years.

The primary variables driving credit losses in our retail portfolios are Canadian unemployment rates, Canadian housing price index and Canadian GDP. The Canadian overnight interest rate also impacts our retail portfolios. Our wholesale portfolios are affected by all of the variables discussed above; however, the specific variables differ by sector. Other variables also impact our wholesale portfolios including, but not limited to, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, U.S. 10 year BBB corporate bond yield, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices, U.S. housing price index, and natural gas prices (Henry Hub).
Increases in the following macroeconomic variables will generally correlate with higher expected credit losses: Canadian and U.S. unemployment rates, Canadian overnight interest rates, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, and U.S. 10 year BBB corporate bond yield.
Increases in the following macroeconomic variables will generally correlate with lower expected credit losses: Canadian and U.S. housing price indices, Canadian and U.S. GDP, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices, and oil and natural gas prices.
Transfers between stages
Transfers between Stage 1 and Stage 2 are based on the assessment of significant increases in credit risk relative to initial recognition, as described in Note 2. The impact of moving from 12 months expected credit losses to lifetime expected credit losses, or vice versa, varies by product and is dependent on the expected remaining life at the date of the transfer. Stage transfers may result in significant fluctuations in expected credit losses.
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 2,893	$ 1,257	$ 4,150	$ 2,373	$ 1,094	$ 3,467

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$349,001	$1,630	$–	$350,631	$340,716	$2,573	$–	$343,289
Medium risk	19,126	1,610	–	20,736	15,035	1,932	–	16,967
High risk	1,582	4,927	–	6,509	1,188	3,125	–	4,313
Not rated (2)	54,247	1,220	–	55,467	51,915	1,304	–	53,219
Impaired	–	–	682	682	–	–	560	560
	423,956	9,387	682	434,025	408,854	8,934	560	418,348
Items not subject to impairment (3)				476				448
Total				$434,501				$418,796
Loans outstanding – Personal
Low risk	$75,572	$1,676	$–	$77,248	$73,339	$2,575	$–	$75,914
Medium risk	5,587	2,915	–	8,502	5,482	3,780	–	9,262
High risk	477	2,088	–	2,565	836	1,660	–	2,496
Not rated (2)	9,982	157	–	10,139	9,733	104	–	9,837
Impaired	–	–	280	280	–	–	200	200
Total	$91,618	$6,836	$280	$98,734	$89,390	$8,119	$200	$97,709
Loans outstanding – Credit cards
Low risk	$16,331	$135	$–	$16,466	$15,088	$83	$–	$15,171
Medium risk	1,771	2,132	–	3,903	1,418	1,911	–	3,329
High risk	41	1,734	–	1,775	39	1,255	–	1,294
Not rated (2)	856	35	–	891	751	32	–	783
Total	$18,999	$4,036	$–	$23,035	$17,296	$3,281	$–	$20,577
Loans outstanding – Small business
Low risk	$8,641	$920	$–	$9,561	$8,571	$838	$–	$9,409
Medium risk	2,238	936	–	3,174	1,512	1,130	–	2,642
High risk	99	592	–	691	102	375	–	477
Not rated (2)	11	–	–	11	3	–	–	3
Impaired	–	–	244	244	–	–	138	138
Total	$10,989	$2,448	$244	$13,681	$10,188	$2,343	$138	$12,669
Undrawn loan commitments – Retail
Low risk	$266,209	$610	$–	$266,819	$247,620	$1,041	$–	$248,661
Medium risk	10,759	298	–	11,057	9,021	246	–	9,267
High risk	956	434	–	1,390	876	367	–	1,243
Not rated (2)	6,686	138	–	6,824	5,668	118	–	5,786
Total	$284,610	$1,480	$–	$286,090	$263,185	$1,772	$–	$264,957
Wholesale – Loans outstanding
Investment grade	$89,037	$416	$–	$89,453	$88,513	$202	$–	$88,715
Non-investment grade	156,211	19,210	–	175,421	145,908	15,758	–	161,666
Not rated (2)	10,968	238	–	11,206	11,789	360	–	12,149
Impaired	–	–	2,498	2,498	–	–	1,301	1,301
Items not subject to impairment (3)				9,248				10,136
Total				$287,826				$273,967
Undrawn loan commitments –Wholesale
Investment grade	$312,178	$186	$–	$312,364	$284,481	$179	$–	$284,660
Non-investment grade	130,994	13,947	–	144,941	126,225	10,657	–	136,882
Not rated (2)	4,176	–	–	4,176	3,692	1	–	3,693
Total	$447,348	$14,133	$–	$461,481	$414,398	$10,837	$–	$425,235

(1)	As at October 31, 2023, 88% of credit-impaired loans were either fully or partially collateralized (October 31, 2022 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,840	$208	$2,048	$1,328	$168	$1,496
Wholesale	1,823	49	1,872	1,279	2	1,281
	$3,663	$257	$3,920	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.